Schedule of accruals and other payables (Details)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Notes and other explanatory information [abstract]
Accruals	[1]	$ 2,489,214	$ 19,335,471	$ 17,913,415
Other payables		738,980	5,740,176	5,342,137
Accruals and other payables		$ 3,228,194	$ 25,075,647	$ 23,255,552

[1]	Other payables included HK$2,290,851 related to customer loyalty programmes. The loyalty points give rise to a separate performance obligation because they provide a material right to the customer and a portion of the transaction price was allocated to the loyalty points awarded to customers.